SHARE OPTIONS AND WARRANTS RESERVE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Options And Warrants Reserve [Abstract]
Summary of Changes in Share Option and Warrants Reserve
Changes in the share option and warrants reserve are as follows:

	OPTIONS AND WARRANTS	USD thousand
As of January 1, 2023	5,562,984	4,411
Share options expense	—	2,667
Share options granted	359,666	509
Share options and warrants exercised (Note 12)	(39,786)	(95)
Share options forfeited	(26,042)	(52)
Share options expired	(3,958)	(26)
As of December 31, 2023	5,852,864	7,414

As of January 1, 2022	7,021,514	2,442
Share options expense	—	2,050
Share options granted	875,544	1,082
Share warrants exercised	(2,114,744)	(151)
Share warrants repurchased	(200,000)	(1,012)
Share options forfeited	(19,330)	—
As of December 31, 2022	5,562,984	4,411

As at January 1, 2021	2,854,744	296
Share options and warrants expense	—	640
Share warrants granted	4,186,770	645
Modification of share warrants	—	869
Share options forfeited	(20,000)	(8)
As at December 31, 2021	7,021,514	2,442